Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 639	$ 2,769	$ 7,732
Restricted cash	895	1,207	5,056
Trade accounts receivable, net	7,404	1,126	6,449
Inventories	5,478	5,379	7,674
Prepaid and other current assets	2,098	2,218	3,229
Total current assets	16,514	12,699	30,140
Property and equipment, net	3,698	3,940	5,774
Operating lease right-of-use assets	3,902	4,406	5,395
Other noncurrent assets	1,920	4,118	1,203
Total assets	26,034	25,163	42,512
Current liabilities:
Accounts payable	18,797	14,984	10,316
Convertible notes payable - carried at fair value (Note 5)	23,807	39,416	81,717
Convertible notes payable - Adjuvant (Note 5)	26,833	26,268	27,209
Accrued expenses	3,454	4,124	8,370
Accrued compensation	1,375	2,175	4,653
Operating lease liabilities – current	2,226	2,311	2,332
Derivative liabilities	122	1,676	202
Other current liabilities	3,194	2,876	2,864
Total current liabilities	79,808	93,830	137,663
Operating lease liabilities – noncurrent	2,627	3,133	4,424
Total liabilities	82,435	96,963	142,087
Commitments and contingencies (Note 8)
Stockholders’ deficit
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; no equity-classified preferred stock issued and outstanding at December 31, 2022 and 2021
Common stock, $0.0001 par value; 500,000,000 shares authorized; 984,786 and 86,666 shares issued and outstanding at December 31, 2022 and 2021, respectively
Additional paid-in capital	819,660	817,367	751,276
Accumulated other comprehensive income	64,987	49,527	5,089
Accumulated deficit	(941,048)	(938,694)	(860,680)
Total stockholders’ deficit	(56,401)	(71,800)	(104,315)
Total liabilities, convertible and redeemable preferred stock and stockholders’ deficit	26,034	25,163	42,512
Series B 1 B 2 And C Convertible And Redeemable Preferred Stock [Member]
Convertible and redeemable preferred stock, $0.0001 par value
Convertible and redeemable preferred stock
Series B2 Convertible and Redeemable Preferred Stock [Member]
Convertible and redeemable preferred stock, $0.0001 par value
Convertible and redeemable preferred stock			4,740
Series B1 Convertible and Redeemable Preferred Stock [Member]
Convertible and redeemable preferred stock, $0.0001 par value
Convertible and redeemable preferred stock